FINANCING RECEIVABLES, NET - Aging analysis based on customer type, origination year and delinquency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing receivables, net
Financial receivables	¥ 1,470,241	¥ 806,651
Property transaction related business
Financing receivables, net
Financial receivables	1,423,016	754,238
Property transaction related business | 2017
Financing receivables, net
Financial receivables		32,037
Property transaction related business | 2018
Financing receivables, net
Financial receivables	31,215	19,931
Property transaction related business | 2019
Financing receivables, net
Financial receivables	13,222	19,023
Property transaction related business | 2020
Financing receivables, net
Financial receivables	12,618	57,261
Property transaction related business | 2021
Financing receivables, net
Financial receivables	46,333	625,986
Property transaction related business | 2022
Financing receivables, net
Financial receivables	3,740
Property transaction related business | 2023
Financing receivables, net
Financial receivables	1,315,888
Non-property transaction related business
Financing receivables, net
Financial receivables	47,225	52,413
Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		3,954
Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	4,731	34,100
Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	31,137	4,480
Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	4,079	9,089
Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	6,914	790
Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	364
Total Past Due
Financing receivables, net
Financial receivables	161,688	181,631
Total Past Due | Property transaction related business
Financing receivables, net
Financial receivables	114,463	135,029
Total Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		32,037
Total Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	31,215	19,931
Total Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	13,222	19,023
Total Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	12,618	57,261
Total Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	46,333	6,777
Total Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	3,740
Total Past Due | Property transaction related business | 2023
Financing receivables, net
Financial receivables	7,335
Total Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	47,225	46,602
Total Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		3,954
Total Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	4,731	34,100
Total Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	31,137	4,469
Total Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	4,079	3,289
Total Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	6,914	790
Total Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	364
1-29 Days Past Due
Financing receivables, net
Financial receivables	5,545	3,106
1-29 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	5,545	2,980
1-29 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
1-29 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
1-29 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
1-29 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
1-29 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	2,980
1-29 Days Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	0
1-29 Days Past Due | Property transaction related business | 2023
Financing receivables, net
Financial receivables	5,545
1-29 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	0	126
1-29 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
1-29 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	82
1-29 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
1-29 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	0	44
1-29 Days Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	0
30-59 Days Past Due
Financing receivables, net
Financial receivables	0	912
30-59 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
30-59 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	0
30-59 Days Past Due | Property transaction related business | 2023
Financing receivables, net
Financial receivables	0
30-59 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	0	912
30-59 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
30-59 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	804
30-59 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	0	108
30-59 Days Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	0
60-89 Days Past Due
Financing receivables, net
Financial receivables	0	4,505
60-89 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
60-89 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	0
60-89 Days Past Due | Property transaction related business | 2023
Financing receivables, net
Financial receivables	0
60-89 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	0	4,505
60-89 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
60-89 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	4,447
60-89 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	0	3
60-89 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	0	55
60-89 Days Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	0
90-179 Days Past Due
Financing receivables, net
Financial receivables	2,363	19,057
90-179 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	763	2,963
90-179 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
90-179 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
90-179 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
90-179 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
90-179 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	2,963
90-179 Days Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	0
90-179 Days Past Due | Property transaction related business | 2023
Financing receivables, net
Financial receivables	763
90-179 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	1,600	16,094
90-179 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
90-179 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	15,547
90-179 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
90-179 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	0	3
90-179 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	1,600	544
90-179 Days Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	0
180 days or greater Past Due
Financing receivables, net
Financial receivables	153,780	154,051
180 days or greater Past Due | Property transaction related business
Financing receivables, net
Financial receivables	108,155	129,086
180 days or greater Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		32,037
180 days or greater Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	31,215	19,931
180 days or greater Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	13,222	19,023
180 days or greater Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	12,618	57,261
180 days or greater Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	46,333	834
180 days or greater Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	3,740
180 days or greater Past Due | Property transaction related business | 2023
Financing receivables, net
Financial receivables	1,027
180 days or greater Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	45,625	24,965
180 days or greater Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		3,954
180 days or greater Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	4,731	13,220
180 days or greater Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	31,137	4,466
180 days or greater Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	4,079	3,286
180 days or greater Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	5,314	39
180 days or greater Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	364
Current
Financing receivables, net
Financial receivables	1,308,553	625,020
Current | Property transaction related business
Financing receivables, net
Financial receivables	1,308,553	619,209
Current | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
Current | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	619,209
Current | Property transaction related business | 2022
Financing receivables, net
Financial receivables	0
Current | Property transaction related business | 2023
Financing receivables, net
Financial receivables	1,308,553
Current | Non-property transaction related business
Financing receivables, net
Financial receivables	0	5,811
Current | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
Current | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
Current | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	0	11
Current | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	0	5,800
Current | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	0	¥ 0
Current | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	¥ 0